Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Revenue	¥ 3,095,234	¥ 2,913,446	¥ 2,844,447
Cost of sales	2,207,675	2,083,517	2,046,853
Gross profit	887,559	829,929	797,594
Selling, general and administrative expenses	752,690	743,021	729,855
Other operating expenses	7,260	29,128	3,889
Operating profit	127,609	57,780	63,850
Finance income	8,477	21,989	29,553
Finance costs	15,464	8,377	11,568
Share of profit of entities accounted for using the equity method	3,347	5,916	5,106
Profit before income taxes	123,969	77,308	86,941
Income taxes	11,250	25,378	26,784
Net profit	112,719	51,930	60,157
Net profit attributable to:
Owners of the parent	99,967	39,675	45,870
Non-controlling interests	12,752	12,255	14,287
Net profit	¥ 112,719	¥ 51,930	¥ 60,157
Earnings per share attributable to owners of the parent:
Basic earnings per share (JPY)	¥ 385.02	¥ 152.75	¥ 176.54
Diluted earnings per share (JPY)	¥ 385.01	¥ 152.75	¥ 176.54